Investment Portfolioas of December 31, 2022 (Unaudited)
DWS Capital Growth Fund
	Shares	Value ($)

Common Stocks 95.9%
Communication Services 9.9%
Entertainment 3.0%
Activision Blizzard, Inc.	119,290	9,131,650
Live Nation Entertainment, Inc.*	148,010	10,322,217
Netflix, Inc.*	46,791	13,797,730
Spotify Technology SA*	80,274	6,337,632
Walt Disney Co.*	75,639	6,571,516
		46,160,745
Interactive Media & Services 5.5%
Alphabet, Inc. "A"*	377,081	33,269,857
Alphabet, Inc. "C"*	406,213	36,043,279
Match Group, Inc.*	154,675	6,417,466
Meta Platforms, Inc. "A"*	64,717	7,788,044
		83,518,646
Wireless Telecommunication Services 1.4%
T-Mobile U.S., Inc.*	150,618	21,086,520
Consumer Discretionary 10.2%
Hotels, Restaurants & Leisure 1.5%
McDonald's Corp.	46,106	12,150,314
Planet Fitness, Inc. "A"*	134,071	10,564,795
		22,715,109
Internet & Direct Marketing Retail 3.5%
Amazon.com, Inc.*	623,674	52,388,616
Multiline Retail 0.8%
Dollar General Corp.	49,120	12,095,800
Specialty Retail 2.9%
Burlington Stores, Inc.*	29,072	5,894,639
CarMax, Inc.*	85,979	5,235,261
Home Depot, Inc.	105,134	33,207,625
		44,337,525
Textiles, Apparel & Luxury Goods 1.5%
Lululemon Athletica, Inc.*	43,483	13,931,084
NIKE, Inc. "B"	72,640	8,499,606
		22,430,690
Consumer Staples 3.3%
Beverages 0.7%
Constellation Brands, Inc. "A"	46,877	10,863,745
Food & Staples Retailing 1.6%
Costco Wholesale Corp.	53,072	24,227,368

Personal Products 1.0%
Estee Lauder Companies, Inc. "A"	58,281	14,460,099
Financials 6.1%
Capital Markets 1.6%
Intercontinental Exchange, Inc.	229,518	23,546,252
Consumer Finance 0.5%
American Express Co.	56,396	8,332,509
Insurance 4.0%
Progressive Corp.	469,842	60,943,206
Health Care 15.9%
Biotechnology 0.3%
Exact Sciences Corp.*	86,231	4,269,297
Health Care Equipment & Supplies 4.6%
DexCom, Inc.*	290,571	32,904,260
Hologic, Inc.*	234,522	17,544,591
Intuitive Surgical, Inc.*	50,181	13,315,528
The Cooper Companies, Inc.	20,155	6,664,654
		70,429,033
Health Care Providers & Services 2.6%
agilon health, Inc.*	403,891	6,518,801
UnitedHealth Group, Inc.	61,454	32,581,681
		39,100,482
Life Sciences Tools & Services 6.9%
Charles River Laboratories International, Inc.*	40,093	8,736,265
Danaher Corp.	132,575	35,188,057
Thermo Fisher Scientific, Inc.	111,634	61,475,727
		105,400,049
Pharmaceuticals 1.5%
Zoetis, Inc.	151,064	22,138,429
Industrials 6.9%
Aerospace & Defense 0.5%
TransDigm Group, Inc.	11,444	7,205,715
Building Products 0.3%
Trex Co., Inc.*	112,922	4,779,988
Electrical Equipment 2.0%
AMETEK, Inc.	166,616	23,279,588
Generac Holdings, Inc.*	71,952	7,242,688
		30,522,276
Machinery 0.7%
Deere & Co.	26,460	11,344,990
Professional Services 2.3%
TransUnion	279,422	15,857,199
Verisk Analytics, Inc.	103,667	18,288,932
		34,146,131

Road & Rail 1.1%
Norfolk Southern Corp.	48,168	11,869,558
Uber Technologies, Inc.*	201,548	4,984,282
		16,853,840
Information Technology 41.1%
IT Services 5.9%
Cloudflare, Inc. "A"*	87,962	3,976,762
Global Payments, Inc.	76,897	7,637,410
Mastercard, Inc. "A"	123,550	42,962,042
Twilio, Inc. "A"*	107,090	5,243,126
Visa, Inc. "A"	139,383	28,958,212
		88,777,552
Semiconductors & Semiconductor Equipment 5.4%
Advanced Micro Devices, Inc.*	200,512	12,987,162
Analog Devices, Inc.	128,721	21,114,106
Applied Materials, Inc.	167,811	16,341,435
MKS Instruments, Inc.	72,231	6,120,133
NVIDIA Corp.	176,039	25,726,339
		82,289,175
Software 19.7%
Adobe, Inc.*	75,104	25,274,749
Aspen Technology, Inc.*	45,992	9,446,757
Atlassian Corp. Ltd. "A"*	34,744	4,470,858
Box, Inc. "A"*	181,890	5,662,236
Dynatrace, Inc.*	219,257	8,397,543
Five9, Inc.*	91,400	6,202,404
Intuit, Inc.	50,362	19,601,898
Microsoft Corp.	600,893	144,106,159
Roper Technologies, Inc.	34,978	15,113,644
Salesforce, Inc.*	80,318	10,649,364
ServiceNow, Inc.*	54,728	21,249,240
Synopsys, Inc.*	90,932	29,033,678
		299,208,530
Technology Hardware, Storage & Peripherals 10.1%
Apple, Inc.	1,180,528	153,386,003
Materials 0.7%
Construction Materials
Vulcan Materials Co.	63,307	11,085,689
Real Estate 1.8%
Equity Real Estate Investment Trusts (REITs)
Equinix, Inc.	19,304	12,644,699
Prologis, Inc.	127,178	14,336,776
		26,981,475
Total Common Stocks (Cost $666,618,790)		1,455,025,484

Cash Equivalents 4.2%
DWS Central Cash Management Government Fund, 4.2% (a) (Cost $64,364,641)	64,364,641	64,364,641

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $730,983,431)	100.1	1,519,390,125
Other Assets and Liabilities, Net	(0.1)	(1,723,109)
Net Assets	100.0	1,517,667,016
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended December 31, 2022 are as follows:
Value ($) at 9/30/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 12/31/2022	Value ($) at 12/31/2022
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.07% (a) (b)
—	0 (c)	—	—	—	26	—	—	—
Cash Equivalents 4.2%
DWS Central Cash Management Government Fund, 4.2% (a)
37,794,028	94,691,794	68,121,181	—	—	545,882	—	64,364,641	64,364,641
37,794,028	94,691,794	68,121,181	—	—	545,908	—	64,364,641	64,364,641

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended December 31, 2022.
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of December 31, 2022 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$1,455,025,484	$—	$—	$1,455,025,484
Short-Term Investments	64,364,641	—	—	64,364,641
Total	$1,519,390,125	$—	$—	$1,519,390,125

(a)	See Investment Portfolio for additional detailed categorizations.

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DCGF-PH1
R-080548-2 (1/25)